Inventory	12 Months Ended
Dec. 31, 2022
Disclosure of inventories [Abstract]
Inventory

6.	INVENTORY

	December 31, 2022	December 31, 2021
In-process precious metals	$159.4	$116.2
Ore in stockpiles	10.0	25.4
Parts and supplies	57.2	61.0
Dore, and refined precious metals	7.6	7.0
	234.2	209.6
Less: Long-term inventory	—	(10.6)
	$234.2	$199.0
Long term inventory consists of long-term stockpiles which are expected to be recovered after one year.
The amount of inventories recognized in mining and processing costs for the year ended December 31, 2022, was $400.5 million (December 31, 2021 - $360.4 million). The amount of inventories recognized in amortization costs for the year ended December 31, 2022, was $171.5 million (December 31, 2021 - $170.9 million).
The Company assesses the net realizable value of inventory at each reporting period. In the second and third quarters of 2022, given a decrease in the gold price at the period ends and higher costs at the Mulatos operation, the Company recorded a $33.9 million ($22.4 million after tax) cumulative reduction in the carrying value of the in-process precious metals inventory at Mulatos. This was comprised of $27.6 million related to mining and processing costs and $6.3 million related to amortization (December 31, 2021 - $nil).